Pension and Other Postretirement Plans Assets of the Aetna Pension Plan Fair Value (Details) (USD $) In Millions, unless otherwise specified																				12 Months Ended								12 Months Ended																								12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2012 Pension Plans [Member]	Dec. 31, 2011 Pension Plans [Member]	Dec. 31, 2010 Pension Plans [Member]	Dec. 31, 2012 Pension Plans [Member] Level 1 [Member]		Dec. 31, 2011 Pension Plans [Member] Level 1 [Member]		Dec. 31, 2012 Pension Plans [Member] Level 2 [Member]		Dec. 31, 2011 Pension Plans [Member] Level 2 [Member]		Dec. 31, 2012 Pension Plans [Member] Level 3 [Member]		Dec. 31, 2011 Pension Plans [Member] Level 3 [Member]		Dec. 31, 2012 Pension Plans [Member] Debt Securities [Member]	Dec. 31, 2011 Pension Plans [Member] Debt Securities [Member]	Dec. 31, 2012 Pension Plans [Member] Debt Securities [Member] Level 1 [Member]	Dec. 31, 2011 Pension Plans [Member] Debt Securities [Member] Level 1 [Member]	Dec. 31, 2012 Pension Plans [Member] Debt Securities [Member] Level 2 [Member]	Dec. 31, 2011 Pension Plans [Member] Debt Securities [Member] Level 2 [Member]	Dec. 31, 2012 Pension Plans [Member] Debt Securities [Member] Level 3 [Member]	Dec. 31, 2011 Pension Plans [Member] Debt Securities [Member] Level 3 [Member]	Dec. 31, 2012 Pension Plans [Member] Equity Securities [Member]	Dec. 31, 2011 Pension Plans [Member] Equity Securities [Member]	Dec. 31, 2012 Pension Plans [Member] Equity Securities [Member] Level 1 [Member]	Dec. 31, 2011 Pension Plans [Member] Equity Securities [Member] Level 1 [Member]	Dec. 31, 2012 Pension Plans [Member] Equity Securities [Member] Level 2 [Member]	Dec. 31, 2011 Pension Plans [Member] Equity Securities [Member] Level 2 [Member]	Dec. 31, 2012 Pension Plans [Member] Equity Securities [Member] Level 3 [Member]	Dec. 31, 2011 Pension Plans [Member] Equity Securities [Member] Level 3 [Member]	Dec. 31, 2012 Pension Plans [Member] Real Estate [Member]	Dec. 31, 2011 Pension Plans [Member] Real Estate [Member]	Dec. 31, 2012 Pension Plans [Member] Real Estate [Member] Level 1 [Member]	Dec. 31, 2011 Pension Plans [Member] Real Estate [Member] Level 1 [Member]	Dec. 31, 2012 Pension Plans [Member] Real Estate [Member] Level 2 [Member]	Dec. 31, 2011 Pension Plans [Member] Real Estate [Member] Level 2 [Member]	Dec. 31, 2012 Pension Plans [Member] Real Estate [Member] Level 3 [Member]	Dec. 31, 2011 Pension Plans [Member] Real Estate [Member] Level 3 [Member]	Dec. 31, 2012 Pension Plans [Member] Other Assets [Member]	Dec. 31, 2011 Pension Plans [Member] Other Assets [Member]	Dec. 31, 2012 Pension Plans [Member] Other Assets [Member] Level 1 [Member]	Dec. 31, 2011 Pension Plans [Member] Other Assets [Member] Level 1 [Member]	Dec. 31, 2012 Pension Plans [Member] Other Assets [Member] Level 2 [Member]	Dec. 31, 2011 Pension Plans [Member] Other Assets [Member] Level 2 [Member]	Dec. 31, 2012 Pension Plans [Member] Other Assets [Member] Level 3 [Member]	Dec. 31, 2011 Pension Plans [Member] Other Assets [Member] Level 3 [Member]	Dec. 31, 2012 Pension Plans [Member] Other Investments [Member]	Dec. 31, 2011 Pension Plans [Member] Other Investments [Member]	Dec. 31, 2012 Pension Plans [Member] US Treasury and Government [Member] Debt Securities [Member]	Dec. 31, 2011 Pension Plans [Member] US Treasury and Government [Member] Debt Securities [Member]	Dec. 31, 2012 Pension Plans [Member] US Treasury and Government [Member] Debt Securities [Member] Level 1 [Member]	Dec. 31, 2011 Pension Plans [Member] US Treasury and Government [Member] Debt Securities [Member] Level 1 [Member]	Dec. 31, 2012 Pension Plans [Member] US Treasury and Government [Member] Debt Securities [Member] Level 2 [Member]	Dec. 31, 2011 Pension Plans [Member] US Treasury and Government [Member] Debt Securities [Member] Level 2 [Member]	Dec. 31, 2012 Pension Plans [Member] US Treasury and Government [Member] Debt Securities [Member] Level 3 [Member]	Dec. 31, 2011 Pension Plans [Member] US Treasury and Government [Member] Debt Securities [Member] Level 3 [Member]	Dec. 31, 2012 Pension Plans [Member] States, municipalities and political subdivisions [Member] Debt Securities [Member]	Dec. 31, 2011 Pension Plans [Member] States, municipalities and political subdivisions [Member] Debt Securities [Member]	Dec. 31, 2012 Pension Plans [Member] States, municipalities and political subdivisions [Member] Debt Securities [Member] Level 1 [Member]	Dec. 31, 2011 Pension Plans [Member] States, municipalities and political subdivisions [Member] Debt Securities [Member] Level 1 [Member]	Dec. 31, 2012 Pension Plans [Member] States, municipalities and political subdivisions [Member] Debt Securities [Member] Level 2 [Member]	Dec. 31, 2011 Pension Plans [Member] States, municipalities and political subdivisions [Member] Debt Securities [Member] Level 2 [Member]	Dec. 31, 2012 Pension Plans [Member] States, municipalities and political subdivisions [Member] Debt Securities [Member] Level 3 [Member]	Dec. 31, 2011 Pension Plans [Member] States, municipalities and political subdivisions [Member] Debt Securities [Member] Level 3 [Member]	Dec. 31, 2012 Pension Plans [Member] U.S. corporate securities [Member] Debt Securities [Member]	Dec. 31, 2011 Pension Plans [Member] U.S. corporate securities [Member] Debt Securities [Member]	Dec. 31, 2012 Pension Plans [Member] U.S. corporate securities [Member] Debt Securities [Member] Level 1 [Member]	Dec. 31, 2011 Pension Plans [Member] U.S. corporate securities [Member] Debt Securities [Member] Level 1 [Member]	Dec. 31, 2012 Pension Plans [Member] U.S. corporate securities [Member] Debt Securities [Member] Level 2 [Member]	Dec. 31, 2011 Pension Plans [Member] U.S. corporate securities [Member] Debt Securities [Member] Level 2 [Member]	Dec. 31, 2012 Pension Plans [Member] U.S. corporate securities [Member] Debt Securities [Member] Level 3 [Member]	Dec. 31, 2011 Pension Plans [Member] U.S. corporate securities [Member] Debt Securities [Member] Level 3 [Member]	Dec. 31, 2012 Pension Plans [Member] Foreign securities [Member] Debt Securities [Member]	Dec. 31, 2011 Pension Plans [Member] Foreign securities [Member] Debt Securities [Member]	Dec. 31, 2012 Pension Plans [Member] Foreign securities [Member] Debt Securities [Member] Level 1 [Member]	Dec. 31, 2011 Pension Plans [Member] Foreign securities [Member] Debt Securities [Member] Level 1 [Member]	Dec. 31, 2012 Pension Plans [Member] Foreign securities [Member] Debt Securities [Member] Level 2 [Member]	Dec. 31, 2011 Pension Plans [Member] Foreign securities [Member] Debt Securities [Member] Level 2 [Member]	Dec. 31, 2012 Pension Plans [Member] Foreign securities [Member] Debt Securities [Member] Level 3 [Member]	Dec. 31, 2011 Pension Plans [Member] Foreign securities [Member] Debt Securities [Member] Level 3 [Member]	Dec. 31, 2012 Pension Plans [Member] Residential mortgage-backed securities [Member] Debt Securities [Member]	Dec. 31, 2011 Pension Plans [Member] Residential mortgage-backed securities [Member] Debt Securities [Member]	Dec. 31, 2012 Pension Plans [Member] Residential mortgage-backed securities [Member] Debt Securities [Member] Level 1 [Member]	Dec. 31, 2011 Pension Plans [Member] Residential mortgage-backed securities [Member] Debt Securities [Member] Level 1 [Member]	Dec. 31, 2012 Pension Plans [Member] Residential mortgage-backed securities [Member] Debt Securities [Member] Level 2 [Member]	Dec. 31, 2011 Pension Plans [Member] Residential mortgage-backed securities [Member] Debt Securities [Member] Level 2 [Member]	Dec. 31, 2012 Pension Plans [Member] Residential mortgage-backed securities [Member] Debt Securities [Member] Level 3 [Member]	Dec. 31, 2011 Pension Plans [Member] Residential mortgage-backed securities [Member] Debt Securities [Member] Level 3 [Member]	Dec. 31, 2012 Pension Plans [Member] Commercial mortgage-backed securities [Member] Debt Securities [Member]	Dec. 31, 2011 Pension Plans [Member] Commercial mortgage-backed securities [Member] Debt Securities [Member]	Dec. 31, 2012 Pension Plans [Member] Commercial mortgage-backed securities [Member] Debt Securities [Member] Level 1 [Member]	Dec. 31, 2011 Pension Plans [Member] Commercial mortgage-backed securities [Member] Debt Securities [Member] Level 1 [Member]	Dec. 31, 2012 Pension Plans [Member] Commercial mortgage-backed securities [Member] Debt Securities [Member] Level 2 [Member]	Dec. 31, 2011 Pension Plans [Member] Commercial mortgage-backed securities [Member] Debt Securities [Member] Level 2 [Member]	Dec. 31, 2012 Pension Plans [Member] Commercial mortgage-backed securities [Member] Debt Securities [Member] Level 3 [Member]	Dec. 31, 2011 Pension Plans [Member] Commercial mortgage-backed securities [Member] Debt Securities [Member] Level 3 [Member]	Dec. 31, 2012 Pension Plans [Member] Other asset-backed securities [Member] Debt Securities [Member]	Dec. 31, 2011 Pension Plans [Member] Other asset-backed securities [Member] Debt Securities [Member]	Dec. 31, 2012 Pension Plans [Member] Other asset-backed securities [Member] Debt Securities [Member] Level 1 [Member]	Dec. 31, 2011 Pension Plans [Member] Other asset-backed securities [Member] Debt Securities [Member] Level 1 [Member]	Dec. 31, 2012 Pension Plans [Member] Other asset-backed securities [Member] Debt Securities [Member] Level 2 [Member]	Dec. 31, 2011 Pension Plans [Member] Other asset-backed securities [Member] Debt Securities [Member] Level 2 [Member]	Dec. 31, 2012 Pension Plans [Member] Other asset-backed securities [Member] Debt Securities [Member] Level 3 [Member]	Dec. 31, 2011 Pension Plans [Member] Other asset-backed securities [Member] Debt Securities [Member] Level 3 [Member]	Dec. 31, 2012 Pension Plans [Member] Redeemable Preferred Securities [Member] Debt Securities [Member]	Dec. 31, 2011 Pension Plans [Member] Redeemable Preferred Securities [Member] Debt Securities [Member]	Dec. 31, 2012 Pension Plans [Member] Redeemable Preferred Securities [Member] Debt Securities [Member] Level 1 [Member]	Dec. 31, 2011 Pension Plans [Member] Redeemable Preferred Securities [Member] Debt Securities [Member] Level 1 [Member]	Dec. 31, 2012 Pension Plans [Member] Redeemable Preferred Securities [Member] Debt Securities [Member] Level 2 [Member]	Dec. 31, 2011 Pension Plans [Member] Redeemable Preferred Securities [Member] Debt Securities [Member] Level 2 [Member]	Dec. 31, 2012 Pension Plans [Member] Redeemable Preferred Securities [Member] Debt Securities [Member] Level 3 [Member]	Dec. 31, 2011 Pension Plans [Member] Redeemable Preferred Securities [Member] Debt Securities [Member] Level 3 [Member]	Dec. 31, 2012 Pension Plans [Member] US Domestic securities [Member] Equity Securities [Member]	Dec. 31, 2011 Pension Plans [Member] US Domestic securities [Member] Equity Securities [Member]	Dec. 31, 2012 Pension Plans [Member] US Domestic securities [Member] Equity Securities [Member] Level 1 [Member]	Dec. 31, 2011 Pension Plans [Member] US Domestic securities [Member] Equity Securities [Member] Level 1 [Member]	Dec. 31, 2012 Pension Plans [Member] US Domestic securities [Member] Equity Securities [Member] Level 2 [Member]	Dec. 31, 2011 Pension Plans [Member] US Domestic securities [Member] Equity Securities [Member] Level 2 [Member]	Dec. 31, 2012 Pension Plans [Member] US Domestic securities [Member] Equity Securities [Member] Level 3 [Member]	Dec. 31, 2011 Pension Plans [Member] US Domestic securities [Member] Equity Securities [Member] Level 3 [Member]	Dec. 31, 2012 Pension Plans [Member] International [Member] Equity Securities [Member]	Dec. 31, 2011 Pension Plans [Member] International [Member] Equity Securities [Member]	Dec. 31, 2012 Pension Plans [Member] International [Member] Equity Securities [Member] Level 1 [Member]	Dec. 31, 2011 Pension Plans [Member] International [Member] Equity Securities [Member] Level 1 [Member]	Dec. 31, 2012 Pension Plans [Member] International [Member] Equity Securities [Member] Level 2 [Member]	Dec. 31, 2011 Pension Plans [Member] International [Member] Equity Securities [Member] Level 2 [Member]	Dec. 31, 2012 Pension Plans [Member] International [Member] Equity Securities [Member] Level 3 [Member]	Dec. 31, 2011 Pension Plans [Member] International [Member] Equity Securities [Member] Level 3 [Member]	Dec. 31, 2012 Pension Plans [Member] Common/collective trusts [Member] Equity Securities [Member]	Dec. 31, 2011 Pension Plans [Member] Common/collective trusts [Member] Equity Securities [Member]	Dec. 31, 2012 Pension Plans [Member] Common/collective trusts [Member] Equity Securities [Member] Level 1 [Member]	Dec. 31, 2011 Pension Plans [Member] Common/collective trusts [Member] Equity Securities [Member] Level 1 [Member]	Dec. 31, 2012 Pension Plans [Member] Common/collective trusts [Member] Equity Securities [Member] Level 2 [Member]	Dec. 31, 2011 Pension Plans [Member] Common/collective trusts [Member] Equity Securities [Member] Level 2 [Member]	Dec. 31, 2012 Pension Plans [Member] Common/collective trusts [Member] Equity Securities [Member] Level 3 [Member]	Dec. 31, 2011 Pension Plans [Member] Common/collective trusts [Member] Equity Securities [Member] Level 3 [Member]	Dec. 31, 2012 Pension Plans [Member] Domestic Real Estate [Member] Equity Securities [Member]	Dec. 31, 2011 Pension Plans [Member] Domestic Real Estate [Member] Equity Securities [Member]	Dec. 31, 2012 Pension Plans [Member] Domestic Real Estate [Member] Equity Securities [Member] Level 1 [Member]	Dec. 31, 2011 Pension Plans [Member] Domestic Real Estate [Member] Equity Securities [Member] Level 1 [Member]	Dec. 31, 2012 Pension Plans [Member] Domestic Real Estate [Member] Equity Securities [Member] Level 2 [Member]	Dec. 31, 2011 Pension Plans [Member] Domestic Real Estate [Member] Equity Securities [Member] Level 2 [Member]	Dec. 31, 2012 Pension Plans [Member] Domestic Real Estate [Member] Equity Securities [Member] Level 3 [Member]	Dec. 31, 2011 Pension Plans [Member] Domestic Real Estate [Member] Equity Securities [Member] Level 3 [Member]
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	$ 5,670.4	[1]	$ 5,136.7	[2]	$ 5,805.0	$ 5,296.8	$ 5,243.8	$ 2,526.2	[1]	$ 1,918.5	[2]	$ 2,383.9	[1]	$ 2,552.6	[2]	$ 760.3	[1]	$ 665.6	[2]	$ 2,053.8	$ 1,881.6	$ 408.5	$ 103.6	$ 1,643.6	$ 1,777.8	$ 1.7	$ 0.2	$ 2,858.0	$ 2,589.7	$ 2,117.7	$ 1,814.9	$ 740.3	$ 774.8	$ 0	$ 0	$ 469.0	$ 433.2	$ 0	$ 0	$ 0	$ 0	$ 469.0	$ 433.2	$ 289.6	$ 232.2	$ 0	$ 0	$ 0	$ 0	$ 289.6	$ 232.2			$ 554.2	$ 527.5	$ 408.5	$ 103.6	$ 145.7	$ 423.9	$ 0	$ 0	$ 119.4	$ 102.4	$ 0	$ 0	$ 119.4	$ 102.4	$ 0	$ 0	$ 998.6	$ 903.6	$ 0	$ 0	$ 998.4	$ 903.5	$ 0.2	$ 0.1	$ 127.7	$ 112.0	$ 0	$ 0	$ 127.7	$ 112.0	$ 0	$ 0	$ 182.8	$ 171.9	$ 0	$ 0	$ 182.8	$ 171.9	$ 0	$ 0	$ 46.2	$ 37.0	$ 0	$ 0	$ 46.2	$ 37.0	$ 0	$ 0	$ 13.1	$ 15.4	$ 0	$ 0	$ 11.6	$ 15.3	$ 1.5	$ 0.1	$ 11.8	$ 11.8	$ 0	$ 0	$ 11.8	$ 11.8	$ 0	$ 0	$ 1,288.8	$ 1,174.4	$ 1,287.8	$ 1,174.2	$ 1.0	$ 0.2	$ 0	$ 0	$ 805.3	$ 620.4	$ 805.3	$ 620.4	$ 0	$ 0	$ 0	$ 0	$ 739.3	$ 774.6	$ 0	$ 0	$ 739.3	$ 774.6	$ 0	$ 0	$ 24.6	$ 20.3	$ 24.6	$ 20.3	$ 0	$ 0	$ 0	$ 0
Actual Allocation percentage (in hundredths)					100.00%	100.00%														36.20%	36.63%							50.40%	50.42%							8.30%	8.53%							5.10%	4.52%									9.80%	10.27%							2.10%	1.99%							17.60%	17.59%							2.30%	2.18%							3.20%	3.35%							0.80%	0.72%							0.20%	0.30%							0.20%	0.23%							22.70%	22.76%							14.20%	12.08%							13.00%	15.08%							0.50%	0.40%
Cash And Cash Equivalents And Other Receivables Excluded From Total Investments Of The Pension Plan Assets	$ 134.6		$ 160.1
Minimum target allocation (in hundredths)																				37.00%	37.00%							43.00%	43.00%																							10.00%	10.00%
Maximum target allocation (in hundredths)																				43.00%	43.00%							53.00%	53.00%																							14.00%	14.00%

[1]	Excludes $134.6 million of cash and cash equivalents and other receivables.
[2]	Excludes $160.1 million of cash and cash equivalents and other receivables.